Document and Entity Information	12 Months Ended
Dec. 31, 2024
Cover [Abstract]
Document Type	DEFR14A
Amendment Flag	true
Amendment Description	Explanatory NoteWe are filing the accompanying revised Proxy Statement on Schedule 14A for the sole purpose of including certain Inline eXtensible Business Reporting Language data tagging, which was inadvertently omitted from the original Proxy Statement. There are no other modifications or updates to any disclosures included in the original Proxy Statement.
Entity Registrant Name	EQUILLIUM, INC.
Entity Central Index Key	0001746466